UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13 F COVER PAGE


Report for the Calendar Year or Quarter Ended:         September 30, 2000

Check here if Amendment [    ]:   Amendment Number:
This Amendment (Check only one)
                        [    ]  adds new holdings entries

Institutional Investment Manager filing this Report:

Name:     Axiom International Investors LLC
Address:  885 Third Avenue, 25th Floor
          New York, New York 10022

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager.

Name:     Andrew Jacobson
Phone:    (212) 583-8861

Signature, Place and Date of Signing:

Andrew Jacobson     New York, New York       October 30, 2000

Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      11

Form 13F Information Table Value Total:      $158,352,560.94



List of Other Included Managers:






FORM 13F INFORMAITON TABLE



Name of                  	Title of   	CUSIP         	Value	Shares        Investment     Other	            Voting
                 Discretion      Managers     Authority

Ballard Pwr Sys Inc             Com             05858H104         16,947.10       155,100 	Sole               N/A            Sole
Celestica Inc                   Sub Vtg Shs     15101Q108          7,991.45       115,400 	Sole               N/A            Sole
Sante Fe Intl Corp              Ord             G7805C108         14,164.30       315,200 	Sole               N/A            Sole
Creo Prods Inc                  Com             225606102            255.00         7,500 		Sole               N/A            Sole
Elan Plc                        ADR             284131208         25,765.35       470,600 		Sole               N/A            Sole
Embraer-Empresa Brasileira De   Sp ADR Pfd Shs  29081M102         10,735.30       346,300	Sole               N/A            Sole
Teekay Shipping Marshall Islnd  Com             Y8564W103         17,864.70       380,100 	Sole               N/A            Sole
InFocus Corp                    Com             45665B106         16,620.80       313,600 	Sole               N/A            Sole
QLT Inc                         Com             746927102         15,103.46       213,100 		Sole               N/A            Sole
Teva Pharmaceutical Inds Ltd    ADR             881624209         32,905.10       449,600 	Sole               N/A            Sole
Flextronics Intl Ltd            Ord             Y2573F102          8,393.18       102,200 		Sole               N/A            Sole